Related Parties - Summary of Interest Income from Related Parties and Interest Expense to Related Parties (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Interest income from related parties	₺ 938,299	₺ 706,714	₺ 217,367
Interest expense to related parties	443,028	51,373	9,707
Turkiye Vakiflar Bankasi TAO
Disclosure of transactions between related parties [line items]
Interest income from related parties	501,390	200,171	62,469
Interest expense to related parties	311,772	33,587	104
Ziraat Bankasi
Disclosure of transactions between related parties [line items]
Interest income from related parties	212,458	184,958	76,842
Interest expense to related parties	67,422	9,977	3,942
Halk Varlik Kiralama AS [Member]
Disclosure of transactions between related parties [line items]
Interest expense to related parties	60,387	7,530
Turkiye Halk Bankasi A.S.
Disclosure of transactions between related parties [line items]
Interest income from related parties	188,154	316,717	74,398
Interest expense to related parties	2,328		4,469
Ziraat Katilim Bankasi A.S.
Disclosure of transactions between related parties [line items]
Interest income from related parties	36,247	675
Interest expense to related parties	537	62
Other
Disclosure of transactions between related parties [line items]
Interest income from related parties	50	4,193	3,658
Interest expense to related parties	₺ 582	₺ 217	₺ 1,192